UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21211

Nuveen New York AMT-Free Quality Municipal Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman

Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end: February 28

Date of reporting period: May 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NRK
Nuveen New York AMT-Free Quality Municipal Income Fund
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 162.1% (100.0% of Total Investments)
	MUNICIPAL BONDS – 162.1% (100.0% of Total Investments)
	Consumer Staples – 10.7% (6.6% of Total Investments)
$ 8,000	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, 1st Subordinate Series 2005B, 0.000%, 6/01/47	8/18 at 100.00	N/R	$1,144,720
	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2005A:
27,580	5.000%, 6/01/38	8/18 at 100.00	BB+	27,588,274
13,500	5.000%, 6/01/45	8/18 at 100.00	B+	13,499,190
10,000	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2005C, 0.000%, 6/01/50	8/18 at 100.00	N/R	993,400
1,310	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26	8/18 at 100.00	B-	1,310,249
26,865	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2006A-3, 5.000%, 6/01/35	8/18 at 100.00	B-	26,864,463
4,680	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-2A and 2016A-2B, 5.000%, 6/01/51	6/26 at 100.00	N/R	4,912,502
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
4,135	5.000%, 6/01/45	6/27 at 100.00	B+	4,267,981
49,715	5.000%, 6/01/48	6/27 at 100.00	N/R	51,165,684
145,785	Total Consumer Staples			131,746,463
	Education and Civic Organizations – 28.9% (17.9% of Total Investments)
3,150	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Refunding Series 2016A, 5.000%, 7/15/42	1/27 at 100.00	BBB-	3,474,009
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
9,995	0.000%, 7/15/45	No Opt. Call	BBB-	3,325,636
29,145	0.000%, 7/15/47	No Opt. Call	BBB-	8,890,391
	Build New York City Resource Corporation, New York, Revenue Bonds, Bronx Charter School for Excellence, Series 2013A:
250	5.000%, 4/01/33	4/23 at 100.00	BBB-	262,875
2,535	5.500%, 4/01/43	4/23 at 100.00	BBB-	2,610,442
	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014:
1,000	5.250%, 11/01/29	11/24 at 100.00	BB	1,071,760
5,705	5.250%, 11/01/34	11/24 at 100.00	BB	5,999,036
1,500	5.000%, 11/01/39	11/24 at 100.00	BB	1,530,405

NRK	Nuveen New York AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Build New York City Resource Corporation, New York, Revenue Bonds, South Bronx Charter School for International Cultures and the Arts Project, Series 2013A:
$ 2,690	5.000%, 4/15/33	4/23 at 100.00	BB+	$2,786,033
4,090	5.000%, 4/15/43	4/23 at 100.00	BB+	4,207,015
3,655	Dobbs Ferry Local Development Corporation, New York, Revenue Bonds, Mercy College Project, Series 2014, 5.000%, 7/01/44	7/24 at 100.00	A	4,125,216
4,990	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2013A, 5.000%, 7/01/44	7/23 at 100.00	A-	5,449,080
1,655	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2015A, 5.000%, 7/01/37	7/25 at 100.00	A-	1,852,243
4,265	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured	No Opt. Call	Baa2	5,057,522
6,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of Medicine, Series 1994A, 5.150%, 7/01/24 – NPFG Insured	No Opt. Call	A-	6,832,440
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Touro College and University System, Series 2014A:
1,685	5.250%, 1/01/34	7/24 at 100.00	BBB-	1,866,441
2,185	5.500%, 1/01/39	7/24 at 100.00	BBB-	2,433,609
2,820	5.500%, 1/01/44	7/24 at 100.00	BBB-	3,134,317
14,585	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Refunding Series 2013A, 5.000%, 7/01/27	7/23 at 100.00	Aa3	16,535,598
4,750	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	Aa2	5,125,630
3,750	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2012A, 5.000%, 7/01/37	7/22 at 100.00	Aa2	4,082,137
	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2015A:
3,095	5.000%, 7/01/31	7/25 at 100.00	Aa3	3,522,822
3,465	5.000%, 7/01/33	7/25 at 100.00	Aa3	3,913,163
	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2017A:
2,930	5.000%, 7/01/34	7/27 at 100.00	Aa3	3,412,717
2,000	5.000%, 7/01/36	7/27 at 100.00	Aa3	2,320,840
2,930	5.000%, 7/01/42	7/27 at 100.00	Aa3	3,372,371
	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A:
405	5.000%, 7/01/25 – NPFG Insured	8/18 at 100.00	Baa2	406,130
1,320	5.000%, 7/01/37 – NPFG Insured	8/18 at 100.00	Baa2	1,323,617
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series 2011A, 5.000%, 10/01/41	4/21 at 100.00	AAA	1,079,400

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Dormitory Authority of the State of New York, Revenue Bonds, Convent of the Sacred Heart, Series 2011:
$ 1,000	5.625%, 11/01/35 – AGM Insured	5/21 at 100.00	AA	$1,093,890
5,980	5.750%, 11/01/40 – AGM Insured	5/21 at 100.00	AA	6,555,276
12,970	Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%, 7/01/40	7/25 at 100.00	A-	14,239,244
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 2009, 5.250%, 7/01/29	7/19 at 100.00	Baa2	1,029,510
3,250	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 1998A, 6.000%, 7/01/18 – NPFG Insured	No Opt. Call	Aa2	3,261,115
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2001-1:
1,500	5.500%, 7/01/24 – AMBAC Insured	No Opt. Call	Aa2	1,786,605
4,000	5.500%, 7/01/40 – AMBAC Insured	No Opt. Call	Aa2	5,286,640
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2015A:
9,000	5.000%, 7/01/34	7/25 at 100.00	Aa2	10,299,960
8,955	5.000%, 7/01/45	7/25 at 100.00	Aa2	10,137,597
10,850	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2016A, 5.000%, 7/01/32	7/26 at 100.00	Aa2	12,701,010
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2017A:
4,000	5.000%, 7/01/38	7/27 at 100.00	Aa2	4,662,480
5,620	5.000%, 7/01/39	7/27 at 100.00	Aa2	6,541,006
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2018A:
1,500	5.000%, 7/01/40	7/28 at 100.00	Aa2	1,767,720
9,675	5.000%, 7/01/48	7/28 at 100.00	Aa2	11,328,167
2,800	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell University, Series 2008C, 5.000%, 7/01/37	7/20 at 100.00	Aa1	2,963,996
	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell University, Series 2010A:
5,000	5.000%, 7/01/35	7/20 at 100.00	Aa1	5,298,050
11,560	5.000%, 7/01/40	7/20 at 100.00	Aa1	12,222,504
	Dormitory Authority of the State of New York, Revenue Bonds, Pratt Institute, Series 2015A:
800	5.000%, 7/01/39	7/24 at 100.00	A3	879,840
1,500	5.000%, 7/01/44	7/24 at 100.00	A3	1,641,030
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of Technology, Series 2006A:
2,500	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	A1	2,674,325
2,000	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	A1	2,197,920

NRK	Nuveen New York AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Dormitory Authority of the State of New York, Revenue Bonds, Saint Joseph's College, Series 2010:
$ 1,815	5.250%, 7/01/25	8/18 at 100.00	Ba1	$1,818,557
2,000	5.250%, 7/01/35	7/20 at 100.00	Ba1	2,056,940
8,925	Dormitory Authority of the State of New York, Revenue Bonds, Vaughn College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/36, 144A	12/26 at 100.00	BB-	9,027,459
1,000	Dutchess County Local Development Corporation, New York, Revenue Bonds, Marist College Project, Series 2013A, 5.000%, 7/01/39	7/23 at 100.00	A2	1,097,430
7,695	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series 2016C, 0.000%, 1/01/55 (4)	1/34 at 100.00	N/R	6,474,881
	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University Project, Series 2013:
1,785	5.000%, 9/01/38	9/23 at 100.00	A-	1,949,648
1,785	5.000%, 9/01/43	9/23 at 100.00	A-	1,943,329
1,400	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint John Fisher College, Series 2014A, 5.500%, 6/01/39	6/24 at 100.00	A-	1,597,232
	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A:
325	5.000%, 7/01/40	7/25 at 100.00	BBB	350,870
350	5.000%, 7/01/45	7/25 at 100.00	BBB	376,058
	New York City Industrial Development Agency, New York, Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Series 2009:
1,000	6.125%, 1/01/29 – AGC Insured	1/19 at 100.00	AA	1,025,610
1,000	6.375%, 1/01/39 – AGC Insured	1/19 at 100.00	AA	1,025,340
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
6,815	5.000%, 1/01/31 – AMBAC Insured	8/18 at 100.00	BBB	6,832,106
5,000	5.000%, 1/01/36 – AMBAC Insured	8/18 at 100.00	BBB	5,012,450
1,030	4.750%, 1/01/42 – AMBAC Insured	8/18 at 100.00	BBB	1,030,680
14,500	5.000%, 1/01/46 – AMBAC Insured	7/18 at 100.00	BBB	14,696,330
4,730	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	AA	4,908,794
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:
4,280	5.000%, 3/01/31 – FGIC Insured	8/18 at 100.00	Baa1	4,309,917
31,650	5.000%, 3/01/36 – NPFG Insured	8/18 at 100.00	Baa1	31,706,970
20,210	4.500%, 3/01/39 – FGIC Insured	8/18 at 100.00	Baa1	20,227,583
3,400	New York City Trust for Cultural Resources, New York, Revenue Bonds, Whitney Museum of American Art, Series 2011, 5.000%, 7/01/31	1/21 at 100.00	AA	3,625,556

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Niagara Area Development Corporation, New York, Niagara University Project, Series 2012A:
$ 600	5.000%, 5/01/35	5/22 at 100.00	BBB+	$652,704
1,000	5.000%, 5/01/42	5/22 at 100.00	BBB+	1,081,660
1,450	Onondaga Civic Development Corporation, New York, Revenue Bonds, Le Moyne College Project, Series 2012, 5.000%, 7/01/42	7/22 at 100.00	Baa2	1,539,828
1,000	Onondaga County Trust For Cultural Resources, New York, Revenue Bonds, Syracuse University Project, Series 2011, 5.000%, 12/01/36	12/21 at 100.00	AA-	1,087,630
3,700	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010A, 5.125%, 9/01/40	9/20 at 100.00	A3	3,879,746
361,450	Total Education and Civic Organizations			357,906,088
	Financials – 1.6% (1.0% of Total Investments)
1,615	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue, Series 2005, 5.250%, 10/01/35	No Opt. Call	A	2,030,410
13,835	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue, Series 2007, 5.500%, 10/01/37	No Opt. Call	A	17,925,318
15,450	Total Financials			19,955,728
	Health Care – 3.1% (1.9% of Total Investments)
1,250	Build New York City Resource Corporation, New York, Revenue Bonds, New York Methodist Hospital Project, Refunding Series 2014, 5.000%, 7/01/27	7/24 at 100.00	A3	1,399,650
	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017:
1,000	5.000%, 12/01/34, 144A	6/27 at 100.00	BBB-	1,095,460
300	5.000%, 12/01/36, 144A	6/27 at 100.00	BBB-	326,724
900	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems Inc., Series 2010A, 5.750%, 7/01/40 – AGM Insured	7/20 at 100.00	A-	975,528
7,940	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B, 5.000%, 7/01/46	7/26 at 100.00	A-	8,818,481
1,875	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochester Project, Series 2010, 5.750%, 8/15/35	2/21 at 100.00	AA	2,067,000
3,900	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General Hospital Project, Series 2013A, 5.000%, 12/01/42	12/22 at 100.00	A-	4,183,101
2,800	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General Hospital Project, Series 2017, 5.000%, 12/01/46	12/26 at 100.00	A-	3,099,712
5,585	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28	7/21 at 100.00	A-	6,040,457
565	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series 2010-C2, 6.125%, 11/01/37	11/20 at 100.00	BBB	613,398
2,260	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Refunding Series 2016, 5.000%, 11/01/46	11/25 at 100.00	BBB	2,418,539

NRK	Nuveen New York AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 5,515	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John's Riverside Hospital, Series 2001A, 7.125%, 7/01/31	7/18 at 100.00	BB-	$5,518,695
1,955	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John's Riverside Hospital, Series 2001B, 7.125%, 7/01/31	8/18 at 100.00	BB-	1,956,310
35,845	Total Health Care			38,513,055
	Housing/Multifamily – 0.1% (0.1% of Total Investments)
1,040	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2010D-1A, 5.000%, 11/01/42	5/20 at 100.00	AA+	1,093,508
450	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2009B, 4.500%, 11/01/29	5/19 at 100.00	Aa2	455,711
10	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project, Series 1996A, 6.125%, 11/01/20 – AGM Insured	11/18 at 100.00	AA	10,026
1,500	Total Housing/Multifamily			1,559,245
	Industrials – 3.3% (2.0% of Total Investments)
38,030	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	40,438,060
	Long-Term Care – 0.1% (0.1% of Total Investments)
1,225	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Peconic Landing At Southold, Inc. Project, Refunding Series 2010, 6.000%, 12/01/40	12/20 at 100.00	BBB-	1,319,019
	Tax Obligation/General – 11.4% (7.0% of Total Investments)
	Nassau County, New York, General Obligation Bonds, General Improvement Series 2016B:
6,955	5.000%, 10/01/27	10/26 at 100.00	A+	8,128,934
4,590	5.000%, 10/01/28	10/26 at 100.00	A+	5,342,485
5,030	Nassau County, New York, General Obligation Bonds, General Improvement Series 2016C, 5.000%, 4/01/33	4/26 at 100.00	A+	5,726,806
	Nassau County, New York, General Obligation Bonds, General Improvement Series, Refunding 2016A:
5,860	5.000%, 1/01/31	1/26 at 100.00	A+	6,695,636
500	5.000%, 1/01/38	1/26 at 100.00	A+	561,895
1,200	New York City, New York, General Obligation Bonds, Fiscal 2009 Series E, 5.000%, 8/01/28	8/19 at 100.00	AA	1,244,076
	New York City, New York, General Obligation Bonds, Fiscal 2012 Series A-1:
6,085	5.000%, 10/01/31	10/22 at 100.00	AA	6,746,926
1,000	5.000%, 10/01/33	10/22 at 100.00	AA	1,106,170
1,570	5.000%, 10/01/34	10/22 at 100.00	AA	1,734,646
8,665	New York City, New York, General Obligation Bonds, Fiscal 2012 Series B, 5.000%, 8/01/30	8/22 at 100.00	AA	9,587,476

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	New York City, New York, General Obligation Bonds, Fiscal 2012 Series I:
$ 1,000	5.000%, 8/01/30	8/22 at 100.00	AA	$1,106,460
2,000	5.000%, 8/01/31	8/22 at 100.00	AA	2,209,580
	New York City, New York, General Obligation Bonds, Fiscal 2013 Series F-1:
5,000	5.000%, 3/01/29	3/23 at 100.00	AA	5,588,700
3,400	5.000%, 3/01/31	3/23 at 100.00	AA	3,787,396
2,190	5.000%, 3/01/32	3/23 at 100.00	AA	2,436,397
1,000	5.000%, 3/01/33	3/23 at 100.00	AA	1,111,090
3,735	New York City, New York, General Obligation Bonds, Fiscal 2014 Series A-1, 5.000%, 8/01/26	8/23 at 100.00	AA	4,228,580
8,000	New York City, New York, General Obligation Bonds, Fiscal 2014 Series D-1, 5.000%, 8/01/30	8/23 at 100.00	AA	9,003,280
7,665	New York City, New York, General Obligation Bonds, Fiscal 2015 Series A, 5.000%, 8/01/33	8/24 at 100.00	AA	8,691,343
12,600	New York City, New York, General Obligation Bonds, Fiscal 2017 Series B-1, 5.000%, 12/01/41	12/26 at 100.00	AA	14,466,564
	New York City, New York, General Obligation Bonds, Fiscal 2018 Series E-1:
7,560	5.250%, 3/01/35	3/28 at 100.00	AA	9,058,014
3,580	5.000%, 3/01/39	3/28 at 100.00	AA	4,177,502
7,500	5.000%, 3/01/40	3/28 at 100.00	AA	8,744,850
5	New York City, New York, General Obligation Bonds, Fiscal Series 2004E, 5.000%, 11/01/20 – AGM Insured	8/18 at 100.00	AA	5,014
	New York City, New York, General Obligation Bonds, Series 2011D-I:
2,785	5.000%, 10/01/30	10/21 at 100.00	AA	3,036,430
2,880	5.000%, 10/01/34	10/21 at 100.00	AA	3,129,379
3,345	New York City, New York, General Obligation Bonds, Subseries G-1 Fiscal Series 2012, 5.000%, 4/01/28	4/22 at 100.00	AA	3,680,236
	Rensselaer County, New York, General Obligation Bonds, Series 1991:
960	6.700%, 2/15/19 – AMBAC Insured	No Opt. Call	AA	992,890
960	6.700%, 2/15/20 – AMBAC Insured	No Opt. Call	AA	1,036,906
747	6.700%, 2/15/21 – AMBAC Insured	No Opt. Call	AA	842,287
	Rochester, New York, General Obligation Bonds, Series 1999:
735	5.250%, 10/01/20 – NPFG Insured	No Opt. Call	AA-	792,815
735	5.250%, 10/01/21 – NPFG Insured	No Opt. Call	AA-	814,204
730	5.250%, 10/01/22 – NPFG Insured	No Opt. Call	AA-	828,134
730	5.250%, 10/01/23 – NPFG Insured	No Opt. Call	AA-	846,851
730	5.250%, 10/01/24 – NPFG Insured	No Opt. Call	AA-	860,772
730	5.250%, 10/01/25 – NPFG Insured	No Opt. Call	AA-	873,839
725	5.250%, 10/01/26 – NPFG Insured	No Opt. Call	AA-	878,229

NRK	Nuveen New York AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 1,145	Three Village Central School District, Brookhaven and Smithtown, Suffolk County, New York, General Obligation Bonds, Refunding Series 2005, 5.000%, 6/01/18 – FGIC Insured	No Opt. Call	Aa2	$ 1,145,000
124,627	Total Tax Obligation/General			141,247,792
	Tax Obligation/Limited – 41.9% (25.8% of Total Investments)
7,000	Dormitory Authority of the State of New York State Personal Income tax Revenue Bonds (General Purpose), Series 2017A, 5.000%, 2/15/37	2/27 at 100.00	AAA	8,076,040
105	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2009A, 5.625%, 10/01/29 – AGC Insured	10/19 at 100.00	AA	110,119
335	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, Series 1993A, 5.500%, 5/15/19 – AMBAC Insured	No Opt. Call	Aa2	347,100
940	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue Bonds, City University System, Series 1993A, 5.750%, 7/01/18 – AGM Insured	No Opt. Call	AA	943,130
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2011C:
995	5.000%, 3/15/34	3/21 at 100.00	AAA	1,069,993
24,000	5.000%, 3/15/41	3/21 at 100.00	AAA	25,748,400
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012D:
7,550	5.000%, 2/15/33	2/22 at 100.00	AAA	8,262,720
10,000	5.000%, 2/15/40	2/22 at 100.00	AAA	10,899,500
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2014A:
5,000	5.000%, 2/15/29	2/24 at 100.00	AAA	5,673,950
10,000	5.000%, 2/15/30	2/24 at 100.00	AAA	11,330,800
7,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2014C, Group C, 5.000%, 3/15/44	3/24 at 100.00	AAA	7,788,690
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2015A:
1,500	5.000%, 3/15/31	3/25 at 100.00	AAA	1,718,400
2,500	5.000%, 3/15/33	3/25 at 100.00	AAA	2,855,675
28,280	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2013A, 5.000%, 3/15/43	3/23 at 100.00	AAA	31,405,506
3,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2014A, 5.000%, 3/15/34	3/24 at 100.00	AAA	3,394,320
12,045	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2015B. Group A,B&C, 5.000%, 3/15/36	9/25 at 100.00	AAA	13,753,342
10,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2018A, 4.000%, 3/15/46	3/28 at 100.00	AAA	10,495,300
1,080	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District, Refunding Series 2013A, 5.000%, 5/01/28	5/23 at 100.00	AA	1,215,659

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
$ 5,045	5.000%, 11/15/27	11/25 at 100.00	A	$5,513,025
6,770	5.000%, 11/15/34	11/25 at 100.00	A	7,202,129
29,200	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Second Indenture Fiscal 2017 Series A, 5.000%, 2/15/42	2/27 at 100.00	Aa3	33,471,668
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A:
8,770	5.750%, 2/15/47	2/21 at 100.00	AA-	9,527,728
5,735	5.250%, 2/15/47	2/21 at 100.00	AA-	6,163,863
1,765	5.000%, 2/15/47 – AGM Insured	2/21 at 100.00	AA	1,874,589
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A:
1,000	5.750%, 7/01/18 – AGM Insured	No Opt. Call	AA	1,003,240
9,000	5.750%, 7/01/18 – AGM Insured (UB)	No Opt. Call	AA	9,029,160
3,675	Monroe County Industrial Development Agency, New York, School Facility Revenue Bonds, Rochester Schools Modernization Project, Series 2013, 5.000%, 5/01/28	5/23 at 100.00	AA	4,125,739
	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2015S-1:
5,400	5.000%, 7/15/33	1/25 at 100.00	AA	6,116,040
5,360	5.000%, 7/15/43	1/25 at 100.00	AA	6,002,021
11,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2015S-2, 5.000%, 7/15/40	7/25 at 100.00	AA	12,429,670
7,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2016S-1, 4.000%, 7/15/40	1/26 at 100.00	AA	7,830,150
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2012 Series E-1:
6,225	5.000%, 2/01/37	2/22 at 100.00	AAA	6,781,577
24,155	5.000%, 2/01/42	2/22 at 100.00	AAA	26,261,558
32,500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2012 Series F-1, 5.000%, 5/01/39	5/22 at 100.00	AAA	35,557,600
5,100	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series F-1, 5.000%, 2/01/29	2/23 at 100.00	AAA	5,707,206
13,530	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/37	2/24 at 100.00	AAA	15,107,192
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2015 Series B-1:
5,000	5.000%, 8/01/33	8/24 at 100.00	AAA	5,681,700
3,960	5.000%, 8/01/35	8/24 at 100.00	AAA	4,475,830
9,325	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series A-1, 4.000%, 5/01/42	5/26 at 100.00	AAA	9,723,084
1,375	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series E-1, 5.000%, 2/01/35	2/27 at 100.00	AAA	1,592,360

NRK	Nuveen New York AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 3,530	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series F-1, 5.000%, 5/01/42	5/27 at 100.00	AAA	$4,066,313
	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds, Subordinate Lien Series 2011C:
5,645	5.500%, 11/01/35	11/20 at 100.00	AAA	6,126,631
1,000	5.000%, 11/01/39	11/20 at 100.00	AAA	1,065,310
8,490	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds, Subordinate Series 2011-D1, 5.000%, 2/01/35	2/21 at 100.00	AAA	9,077,593
	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A:
18,575	5.750%, 4/01/33 – AGM Insured	4/21 at 100.00	Aa3	20,403,150
4,000	5.750%, 4/01/41	4/21 at 100.00	AA-	4,374,080
28,795	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B, 5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA+	30,757,667
	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2010A:
1,600	5.000%, 3/15/29	9/20 at 100.00	AAA	1,711,248
1,945	5.000%, 3/15/30	9/20 at 100.00	AAA	2,079,341
3,735	New York State Urban Development Corporation, Revenue Refunding Bonds, State Facilities, Series 1995, 5.700%, 4/01/20 – AGM Insured (UB) (5)	No Opt. Call	AA	3,921,638
12,070	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose Series 2013C, 5.000%, 3/15/32	3/23 at 100.00	AAA	13,502,105
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
3,890	0.000%, 8/01/41 – NPFG Insured	No Opt. Call	Baa2	1,034,896
13,520	0.000%, 8/01/42 – FGIC Insured	No Opt. Call	Baa2	3,398,658
10,000	0.000%, 8/01/44 – NPFG Insured	No Opt. Call	Baa2	2,243,600
19,900	0.000%, 8/01/45 – NPFG Insured	No Opt. Call	Baa2	4,227,556
201,690	0.000%, 8/01/46 – NPFG Insured	No Opt. Call	Baa2	40,569,943
360	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Hampton Bays Public Library, Series 1999A, 6.000%, 10/01/19 – NPFG Insured	10/18 at 100.00	Baa2	360,983
2,730	Suffolk County Judicial Facilities Agency, New York, Lease Revenue Bonds, H. Lee Dennison Building, Series 2013, 5.000%, 11/01/33	11/23 at 100.00	BBB+	2,958,091
674,195	Total Tax Obligation/Limited			518,144,576
	Transportation – 17.3% (10.7% of Total Investments)
4,910	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds, Series 2017, 5.000%, 1/01/47	1/27 at 100.00	A+	5,595,731
10,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green Series 2016A-1, 5.000%, 11/15/46	5/26 at 100.00	AA-	11,239,200
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green Series 2016B:
1,815	4.000%, 11/15/34	11/26 at 100.00	AA-	1,898,417
4,000	5.000%, 11/15/35	11/26 at 100.00	AA-	4,573,720

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$ 13,950	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012F, 5.000%, 11/15/30	11/22 at 100.00	AA-	$15,446,277
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013E:
1,785	5.000%, 11/15/32	11/23 at 100.00	AA-	1,982,100
10,000	5.000%, 11/15/38	11/23 at 100.00	AA-	11,029,800
9,370	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2014B, 5.250%, 11/15/35	5/24 at 100.00	AA-	10,652,472
2,700	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2015A-1, 5.000%, 11/15/45	5/25 at 100.00	AA-	2,995,218
2,570	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2016C-1, 5.000%, 11/15/34	11/26 at 100.00	AA-	2,946,865
8,055	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/44	11/21 at 100.00	A+	8,688,365
	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2016A:
2,000	5.000%, 1/01/36	1/26 at 100.00	A-	2,260,520
7,500	5.000%, 1/01/41	1/26 at 100.00	A-	8,455,350
1,285	5.000%, 1/01/46	1/26 at 100.00	A-	1,444,070
19,230	5.000%, 1/01/51	1/26 at 100.00	A-	21,555,292
2,350	4.000%, 1/01/56	1/26 at 100.00	A-	2,414,930
5,000	5.250%, 1/01/56	1/26 at 100.00	A-	5,688,150
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Forth Series 2014:
2,100	5.000%, 9/01/33	9/24 at 100.00	AA-	2,397,675
3,950	5.000%, 9/01/34	9/24 at 100.00	AA-	4,500,116
1,000	5.000%, 9/01/35	9/24 at 100.00	AA-	1,137,420
5,155	5.000%, 9/01/36	9/24 at 100.00	AA-	5,853,812
9,755	5.000%, 9/01/39	9/24 at 100.00	AA-	11,041,392
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Ninth Series 2015:
2,835	5.000%, 5/01/31	5/25 at 100.00	AA-	3,264,588
3,595	5.000%, 5/01/35	5/25 at 100.00	AA-	4,093,411
10,780	5.000%, 5/01/45	5/25 at 100.00	AA-	12,115,965
9,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Ninety-Fourth Series 2015, 5.250%, 10/15/55	10/25 at 100.00	AA-	10,303,110
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/43	12/23 at 100.00	AA-	2,238,740
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Ninth Series 2018:
1,500	5.000%, 7/15/36	7/28 at 100.00	AA-	1,770,030
1,200	5.000%, 7/15/37	7/28 at 100.00	AA-	1,414,884
1,000	5.000%, 7/15/38	7/28 at 100.00	AA-	1,178,110

NRK	Nuveen New York AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$ 2,500	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.500%, 12/01/28	8/18 at 100.00	Baa1	$2,618,025
2,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2017A, 5.000%, 11/15/37	5/27 at 100.00	AA-	2,330,580
	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2018A:
18,755	5.000%, 11/15/46	5/28 at 100.00	AA-	21,942,412
1,515	4.000%, 11/15/48	5/28 at 100.00	AA-	1,585,932
5,480	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2002E, 5.500%, 11/15/20 – NPFG Insured	No Opt. Call	A+	5,956,376
190,640	Total Transportation			214,609,055
	U.S. Guaranteed – 15.8% (9.7% of Total Investments) (6)
5,315	Albany Capital Resource Corporation, New York, St. Peter's Hospital Project, Series 2011, 6.125%, 11/15/30 (Pre-refunded 11/15/20)	11/20 at 100.00	N/R	5,844,055
	Canton Capital Resource Corporation, New York, Student Housing Facility Revenue Bonds, Grasse River LLC at SUNY Canton Project Series 2010A:
1,000	5.000%, 5/01/40 (Pre-refunded 5/01/20)	5/20 at 100.00	AA	1,060,140
1,000	5.000%, 5/01/45 (Pre-refunded 5/01/20) – AGM Insured	5/20 at 100.00	AA	1,060,140
2,455	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Hospital for Special Surgery, Series 2009, 6.250%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	AA+	2,587,349
6,215	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2009A, 5.000%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	Aa2	6,434,514
1,000	Dormitory Authority of the State of New York, Master BOCES Program Lease Revenue Bonds, Nassau County Board of Cooperative Educational Services, Series 2009, 5.000%, 8/15/28 (Pre-refunded 8/15/19) – AGC Insured	8/19 at 100.00	AA	1,039,770
	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008:
4,475	6.500%, 12/01/21 (Pre-refunded 12/01/18)	12/18 at 100.00	Baa3	4,581,729
6,780	6.125%, 12/01/29 (Pre-refunded 12/01/18)	12/18 at 100.00	Baa3	6,930,991
14,770	6.250%, 12/01/37 (Pre-refunded 12/01/18)	12/18 at 100.00	Baa3	15,107,938
3,000	Dormitory Authority of the State of New York, Revenue Bonds, Fordham University, Series 2008B, 5.000%, 7/01/38 (Pre-refunded 7/01/18) – AGC Insured	7/18 at 100.00	A2	3,007,830
875	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.250%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	A-	934,535
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2009A:
10,000	5.250%, 7/01/34 (Pre-refunded 7/01/19)	7/19 at 100.00	Aa2	10,379,700
3,890	5.000%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	Aa2	4,027,395
13,500	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2009B, 5.000%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	Aa2	13,976,820
4,000	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2011A, 5.000%, 5/01/41 (Pre-refunded 5/01/21)	5/21 at 100.00	A	4,353,920

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
$ 895	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2009A, 5.625%, 10/01/29 (Pre-refunded 10/01/19) – AGC Insured	10/19 at 100.00	AA	$941,289
10,125	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District Project, Series 2009A, 5.000%, 5/01/31 (Pre-refunded 5/01/19)	5/19 at 100.00	AA	10,435,027
3,000	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 (Pre-refunded 10/01/20) – AGM Insured	10/20 at 100.00	AA	3,213,300
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A:
14,260	5.750%, 2/15/47 (Pre-refunded 2/15/21)	2/21 at 100.00	Aa3	15,712,238
265	5.250%, 2/15/47 (Pre-refunded 2/15/21)	2/21 at 100.00	Aa3	288,519
85	5.000%, 2/15/47 (Pre-refunded 2/15/21) – AGM Insured	2/21 at 100.00	AA	91,987
3,310	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A, 5.500%, 5/01/33 (Pre-refunded 5/01/19) – BHAC Insured	5/19 at 100.00	AA+	3,424,658
5,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/38 (Pre-refunded 5/01/21)	5/21 at 100.00	A-	5,442,400
27,285	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2010D, 5.250%, 11/15/40 (Pre-refunded 11/15/20)	11/20 at 100.00	AA-	29,535,194
6,090	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013B, 5.000%, 11/15/30 (Pre-refunded 5/15/23)	5/23 at 100.00	AA-	6,964,950
480	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013C, 5.000%, 11/15/32 (Pre-refunded 5/15/23)	5/23 at 100.00	AA-	548,962
1,900	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013D, 5.250%, 11/15/30 (Pre-refunded 11/15/23)	11/23 at 100.00	AA-	2,220,378
14,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013E, 5.000%, 11/15/31 (Pre-refunded 11/15/23)	11/23 at 100.00	AA-	16,180,780
	Nassau County, New York, General Obligation Bonds, General Improvement Series 2009C:
985	5.000%, 10/01/29 (Pre-refunded 10/01/19) – AGC Insured	10/19 at 100.00	AA	1,026,587
15	5.000%, 10/01/29 (Pre-refunded 10/01/19) – AGC Insured	10/19 at 100.00	AA	15,644
4,355	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds, Subordinate Lien Series 2011C, 5.500%, 11/01/35 (Pre-refunded 11/01/20)	11/20 at 100.00	N/R	4,717,989
955	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	1,042,411
	Tompkins County Development Corporation, New York, Revenue Bonds, Ithaca College, Series 2011:
1,390	5.500%, 7/01/33 (Pre-refunded 1/01/21) – AGM Insured	1/21 at 100.00	A2	1,514,780
1,000	5.250%, 7/01/36 (Pre-refunded 1/01/21) – AGM Insured	1/21 at 100.00	A2	1,083,520
4,000	5.375%, 7/01/41 (Pre-refunded 1/01/21) – AGM Insured	1/21 at 100.00	A2	4,346,600
4,485	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series 2010-C2, 6.125%, 11/01/37 (Pre-refunded 11/01/20)	11/20 at 100.00	N/R	4,930,047
182,155	Total U.S. Guaranteed			195,004,086

NRK	Nuveen New York AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities – 11.9% (7.3% of Total Investments)
$ 2,450	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds, NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42	2/20 at 100.00	Baa3	$2,548,466
1,045	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	1,110,375
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
8,000	0.000%, 6/01/24 – AGM Insured	No Opt. Call	AA	6,828,560
8,000	0.000%, 6/01/25 – AGM Insured	No Opt. Call	AA	6,595,680
20,000	0.000%, 6/01/26 – AGM Insured	No Opt. Call	AA	15,876,600
10,000	0.000%, 6/01/27 – AGM Insured	No Opt. Call	AA	7,644,200
15,000	0.000%, 6/01/28 – AGM Insured	No Opt. Call	AA	10,976,550
10,000	0.000%, 6/01/29 – AGM Insured	No Opt. Call	AA	7,023,800
2,590	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A, 5.000%, 9/01/44	9/24 at 100.00	A-	2,878,060
5,520	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2017, 5.000%, 9/01/42	9/27 at 100.00	A-	6,328,238
6,500	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2012B, 4.000%, 11/01/24, 144A	8/18 at 100.00	BB+	6,503,445
9,000	Utility Debt Securitization Authority, New York, Restructuring Bonds, Refunding Series 2015, 5.000%, 12/15/32	12/25 at 100.00	AAA	10,455,210
	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013TE:
9,500	5.000%, 12/15/32	12/23 at 100.00	AAA	10,761,505
22,290	5.000%, 12/15/41	12/23 at 100.00	AAA	25,041,255
7,000	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2016A, 5.000%, 12/15/35	6/26 at 100.00	AAA	8,144,360
	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2016B:
3,750	5.000%, 12/15/33	6/26 at 100.00	AAA	4,389,562
3,575	5.000%, 12/15/34	6/26 at 100.00	AAA	4,167,842
3,275	5.000%, 12/15/35	6/26 at 100.00	AAA	3,810,397
5,000	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2017, 5.000%, 12/15/40	12/27 at 100.00	AAA	5,873,350
152,495	Total Utilities			146,957,455
	Water and Sewer – 16.0% (9.9% of Total Investments)
5,160	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44	12/21 at 100.00	AA+	5,595,091
4,085	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2013 Series DD, 5.000%, 6/15/35	6/23 at 100.00	AA+	4,579,285
10,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series DD, 5.000%, 6/15/35	6/24 at 100.00	AA+	11,283,900
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2015 Series HH, 5.000%, 6/15/39	6/25 at 100.00	AA+	5,680,450
15,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series CC-1, 5.000%, 6/15/46	6/26 at 100.00	AA+	17,115,150

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$ 10,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series AA, 5.000%, 6/15/38	6/27 at 100.00	AA+	$11,623,300
25,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series DD-1, 5.000%, 6/15/48 (UB)	12/27 at 100.00	AA+	29,005,250
23,215	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series EE, 5.000%, 6/15/40	12/27 at 100.00	AA+	27,080,530
2,580	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Second Resolution Subordinated Series 2014A, 5.000%, 6/15/30	6/24 at 100.00	AAA	2,974,869
3,110	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Second Resolution Subordinated SRF Series 2015A, 5.000%, 6/15/36	6/25 at 100.00	AAA	3,573,825
6,810	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects-Second Resolution Bonds, Series 2016A, 5.000%, 6/15/41	6/26 at 100.00	AAA	7,843,690
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects-Second Resolution Bonds, Subordinated SRF Series 2017E:
3,500	5.000%, 6/15/47	6/27 at 100.00	AAA	4,059,125
13,500	5.000%, 6/15/47 (UB) (5)	6/27 at 100.00	AAA	15,656,625
22,340	New York State Environmental Facilities Corporation, State Revolving Funds Revenue Bonds, 2010 Master Financing Program, Green Series 2014B, 5.000%, 5/15/44	5/24 at 100.00	AAA	25,184,552
5,000	New York State Environmental Facilities Corporation, State Revolving Funds Revenue Bonds, 2010 Master Financing Program, Green Series 2016B, 5.000%, 8/15/41	8/26 at 100.00	AAA	5,772,800
3,845	New York State Environmental Facilities Corporation, State Revolving Funds Revenue Bonds, 2010 Master Financing Program, Series 2010C, 5.000%, 10/15/35	4/20 at 100.00	AAA	4,053,476
3,095	New York State Environmental Facilities Corporation, State Revolving Funds Revenue Bonds, 2010 Master Financing Program, Series 2012B, 5.000%, 2/15/42	2/22 at 100.00	AAA	3,373,395
7,020	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2015A, 5.250%, 6/01/36	6/25 at 100.00	AAA	8,261,136
2,230	Upper Mohawk Valley Regional Water Finance Authority, New York, Water System Revenue Bonds, Series 2000, 0.000%, 4/01/23 – AMBAC Insured	No Opt. Call	A1	1,984,678

NRK	Nuveen New York AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Water Authority of Western Nassau County, New York, Water System Revenue Bonds, Series 2015A:
$ 1,325	5.000%, 4/01/40	4/25 at 100.00	AA-	$1,467,557
1,950	5.000%, 4/01/45	4/25 at 100.00	AA-	2,148,510
173,765	Total Water and Sewer			198,317,194
$ 2,097,162	Total Long-Term Investments (cost $1,898,100,429)			2,005,717,816
	Floating Rate Obligations – (3.1)%			(38,100,000)
	MuniFund Preferred Shares, net of deferred offering costs – (6.4)% (7)			(79,515,185)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (53.4)% (8)			(661,058,850)
	Other Assets Less Liabilities – 0.8%			10,397,968
	Net Asset Applicable to Common Shares – 100%			$ 1,237,441,749
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$2,005,717,816	$ —	$2,005,717,816

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of May 31, 2018.
Tax cost of investments	$1,858,151,716
Gross unrealized:
Appreciation	$ 113,952,006
Depreciation	(4,485,821)
Net unrealized appreciation (depreciation) of investments	$ 109,466,185
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7)	MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 4.0%
(8)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 33.0%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen New York AMT-Free Quality Municipal Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: July 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: July 30, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: July 30, 2018